Concentrations (Details Narrative) (10-K)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Sales Revenue, Net [Member]
Concentration risk, percentage	97.50%
Sales Revenue, Net [Member] | One Customer [Member]
Concentration risk, percentage	97.50%	99.10%	98.70%	99.00%
Accounts Receivable [Member] | One Customer [Member]
Concentration risk, percentage			93.90%